LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

April 15, 1997

Dear Shareholder:

The previous six-month period was a lean one for most fixed income investors, as rising interest rates undercut the value of bond portfolios. Despite this, The JPM Pierpont Tax Exempt Money Market Fund posted a positive 1.54% return, while its benchmark, the IBC/Donoghue Tax Exempt Money Fund Average posted a gain of 1.46% over the same period. The Fund's 7-day yield, at 3.02% translates to a pre-tax equivalent yield of 5.00%, assuming a 39.6% tax rate.

The Fund maintained a stable $1.00 net asset value over the period. On February 28, 1997, the assets of the Fund were $1,082,145,829 while the net assets of The Tax Exempt Money Market Portfolio, in which the Fund invests, were $1,252,424,211. A dividend of approximately $0.02 per share was paid, all of which is exempt from Federal income taxes.

This report includes a discussion with Dan Mulvey, the portfolio manager primarily responsible for The Tax Exempt Money Market Portfolio, and Elaine Manza, a trader for the Portfolio. In this interview, Dan and Elaine talk about the events of the previous six-month period that had the greatest effect on the Portfolio and also discusses how our investment strategy was used to protect assets in a difficult environment. We hope this helps you to understand some of the factors that affect how your money is managed.

As always, we welcome your comments, questions or any suggestions on how we can further improve our financial reports. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely yours,

/s/ EVELYN E. GUERNSEY

Evelyn E. Guernsey
J.P. Morgan Funds Services

--------------------------------------------------------------------------------

    TABLE OF CONTENTS                  GLOSSARY OF TERMS.............6

    LETTER TO THE SHAREHOLDERS....1    FUND FACTS AND HIGHLIGHTS.....7

    FUND PERFORMANCE..............2    SPECIAL FUND-BASED SERVICES...8

    PORTFOLIO MANAGER Q&A.........3    FINANCIAL STATEMENTS.........10

--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years. Total returns for periods of less than one year are not annualized and provide a picture of how the fund has performed over the short term.



PERFORMANCE                             TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
                                        ----------------------        --------------------------------------------------
                                        THREE          SIX            ONE            THREE          FIVE           TEN

AS OF FEBRUARY 28, 1997                 MONTHS         MONTHS         YEAR           YEARS          YEARS          YEARS
---------------------------------------------------------------       --------------------------------------------------
The JPM Pierpont Tax Exempt
    Money Market Fund                   0.76%          1.54%          3.11%          3.11%          2.77%          3.87%
IBC/Donoghue Tax Free
    Money Fund Average                  0.72%          1.46%          2.92%          2.93%          2.62%          3.74%

As of December 31, 1996
---------------------------------------------------------------        --------------------------------------------------
The JPM Pierpont Tax Exempt
    Money Market Fund                   0.79%          1.56%          3.12%          3.05%          2.78%          3.88%
IBC/Donoghue Tax Free
    Money Fund Average                  0.74%          1.45%          2.93%          2.87%          2.62%          3.75%






PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC/DONOGHUE'S TAX FREE MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX FREE MONEY MARKET RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC/DONOGHUE ORGANIZATION, INC. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE.

PORTFOLIO MANAGER Q&A

[PHOTOGRAPH]
[PHOTOGRAPH]

The following is an interview with DAN MULVEY, Vice President, who is responsible for managing the Tax Exempt Money Market Portfolio, in which the Fund invests, and ELAINE MANZA, Vice President, who is a trader for this Portfolio. Dan joined Morgan in September 1991 after six years at Equitable Life where he was a trader for money market, government and corporate securities. He earned a B.A. in economics from the University of Illinois and an M.B.A. from Fordham University. Elaine joined Morgan over 20 years ago, working first in Private Banking, and then in Investment Management. She has traded tax exempt municipal securities for the previous 8 years, with responsibility for the Tax Exempt Money Market Portfolio for that entire time. She is a graduate of Southampton College on Long Island, New York. This interview was conducted on March 28, 1997 and represents Dan's and Elaine's views on that date.

WHAT FACTORS HAVE MOST INFLUENCED THE TAX EXEMPT MONEY MARKET OVER THE LAST SIX MONTHS?

Right now, probably the biggest factor is the surge in money market assets, which are at record levels. This is true for both our taxable and tax exempt money market funds, which have both seen significant cash inflows. These inflows have helped to mitigate some of the effects of the recent Fed tightening.

WHAT DO YOU SEE AS BEING THE REASON FOR THESE HIGH LEVELS OF CASH?

Actually, we see several factors at work here. One factor certainly is a growing uneasiness with stock market valuations which is leading investors, both in asset allocation accounts and individually, to reduce stock positions and move into money market or fixed income investments. The recent Federal Reserve tightening, and a widely-held belief that more tightening is to come, have certainly contributed to these concerns. But another, perhaps larger, factor is a substantial increase in the amount of cash on corporate balance sheets. Partly this is attributable to recent strong earnings. However, it is also a reflection of the economy's being in a later part of the business cycle. Companies whose business is strongly affected by these cycles -- automobile manufacturers, for example -- may be bracing for a downturn and want a cash cushion.
  Adding to these influences is the April 15 tax deadline which reliably produces movements in money markets as taxpayers prepare to pay their taxes.

DOES APRIL 15 HAVE A SIGNIFICANT EFFECT ON MONEY MARKETS? DOES IT CREATE OPPORTUNITIES?

Well, of course, because this is a normally-recurring event, the money flows are anticipated and reasonably predictable. We normally expect to experience a certain percentage of redemptions, typically around 5% of Portfolio assets, and we sell quite a bit in the week leading up to April 15 to make sure we have the liquidity to meet the demand. Tax time actually offers an opportunity to reallocate the Portfolio a bit, and if, after April 15, we have some surplus liquidity, the market generally offers a broader range of choices than we usually see. Our expectation of market direction may differ from other managers and, depending on whether they are more or less optimistic than we are, they may want to sell cheaply something that we will want to buy.
  Tax time shakes up the market and provides everybody with opportunities to restructure their Portfolios and freshen them up a bit. One could call it spring cleaning.

HAVE THERE BEEN ANY NEW TRENDS ON THE TAX EXEMPT MONEY MARKET?

One important development for all money market funds concerns proposed amendments to the SEC rule covering money market funds. For tax exempt money market funds, the SEC is proposing even more rigorous portfolio construction guidelines, including greater diversification and more due diligence on credit.

WOULD THESE AMENDMENTS CHANGE THE WAY WE MANAGE THE PORTFOLIO?

Actually, when the proposed changes were first publicized, we did a spot check to see what we would have to change. We were pleasantly surprised to find that the Portfolio is already in compliance with the proposed new set of standards. We manage, and have always managed, money market funds with the belief that you can achieve good performance by anticipating moves on the yield curve. With the spread in yields between top quality credit and lower quality so narrow, we feel that the incremental yield is not compensated by the additional credit risk. We have found that we do better by just diversifying, really trying to understand the yield curve and then working the curve, going a little longer or shorter. This has worked for us, and we are pleased we will not have to change the way we manage the Portfolio should these amendments be adopted.
  The good news for money market funds is that the SEC intends to "grandfather" fund holdings if these provisions are adopted. This means that funds out of compliance with the new rules will not have to immediately sell off the forbidden holdings, as was true of some rule changes in the past, but can hold them until maturity. The forced selling that accompanied earlier rule changes caused a great deal of market disruption and substantial losses that should be avoided this time.

WITH THE BENEFIT OF 20/20 HINDSIGHT, ARE THERE ANY DECISIONS YOU WOULD HAVE DONE DIFFERENTLY?

The spreads between daily and weekly notes -- at around 3.25% -- and one-year notes -- at 3.50% to 3.60% -- did not seem attractive enough to warrant purchase of the longer maturities. Later, of course, when rates dropped into the 2.00% range, the 3.50% to 3.60% notes looked considerably more appealing. Nonetheless, without knowing that rates would fall so low, we doubt that we would have done anything differently.

EVEN WITHOUT ADVANCE KNOWLEDGE OF WHAT RATES WOULD DO, THE FUND STILL OUTPERFORMED ITS COMPETITORS. WHAT DO YOU SEE AS SOME OF THE REASONS FOR THIS OUTPERFORMANCE?

The growth in assets was beneficial because it allowed us to extend maturity whenever we saw an opportunity without having to sell something else. However, what basically keeps the Fund competitive, year in and year out, is vigilance. We keep readjusting the Portfolio and looking for opportunities, even if they only add a few basis points, and when we find them we take them. Over a month the Portfolio may show only a few basis points of outperformance, but over a quarter and over a year, they add up. Then, in addition to looking for incremental yield, we also consciously maintain diversification and a high degree of liquidity. To get that liquidity, we also have to sustain a high level of credit quality. The objective of all this is better performance for our shareholders.

LOOKING FORWARD OVER THE NEXT SIX MONTHS, WHAT KINDS OF PROBLEMS OR OPPORTUNITIES DO YOU FORESEE?

The Portfolio presently has a larger-than-normal allocation to floating rate notes, instruments whose interest rate is tied to an Index, and we expect to cut back on them as we move into summer. We expect a continuing high level of demand that will keep rates low for the near future, and consequently we will look to add yield by extending maturity.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.
Yield curve: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive

YIELD CURVE: An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
The JPM Pierpont Tax Exempt Money Market Fund seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.
--------------------------------------------------------------------------------
INCEPTION DATE
09/12/83

--------------------------------------------------------------------------------
NET ASSETS AS OF 2/28/97
$1,082,145,829

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/19/97

EXPENSE RATIO
The Fund's annual expense ratio of 0.46% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services.
The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF FEBRUARY 28, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[Graph]

 - VARIABLE RATE DEMAND NOTES 65.9%

 - TAX REVENUE ANTICIPATION NOTES 10.0%

 - REVENUE ANTICIPATION NOTES 8.2%

 - TAX ANTICIPATION NOTES 6.7%

 - REVENUE BONDS 6.5%

 - THIRD PARTY PUT BONDS 2.1%

 - GENERAL OBLIGATIONS 0.4%

 - COMMERCIAL PAPER 0.2%

AVERAGE 7-DAY YIELD
3.02%

AVERAGE MATURITY
49.5 days

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - Make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENT PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE TAX EXEMPT MONEY MARKET PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $1,082,684,975
Prepaid Trustees' Fees                                      7,452
Prepaid Expenses and Other Assets                          49,322
                                                   --------------
    Total Assets                                    1,082,741,749
                                                   --------------

LIABILITIES
Dividends Payable to Shareholders                         324,638
Shareholder Servicing Fee Payable                         124,421
Administrative Services Fee Payable                        26,912
Administration Fee Payable                                  7,921
Fund Services Fee Payable                                   2,053
Accrued Expenses                                          109,975
                                                   --------------
    Total Liabilities                                     595,920
                                                   --------------

NET ASSETS
Applicable to 1,082,061,228 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $1,082,145,829
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $1,082,406,109
Accumulated Net Realized Loss on Investment              (260,280)
                                                   --------------
    Net Assets                                     $1,082,145,829
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $18,542,774
Allocated Portfolio Expenses                                   (1,261,678)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                17,281,096

FUND EXPENSES
Shareholder Servicing Fee                          $783,420
Administrative Services Fee                         165,836
Transfer Agent Fees                                  50,472
Printing Expenses                                    45,249
Registration Fees                                    40,282
Fund Services Fee                                    20,134
Administration Fee                                   18,548
Professional Fees                                     7,861
Trustees' Fees and Expenses                           4,849
Miscellaneous                                        29,259
                                                   --------
    Total Fund Expenses                                         1,165,910
                                                              -----------
NET INVESTMENT INCOME                                          16,115,186

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                        25,979
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $16,141,165
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1997     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1996
                                                   -----------------   ---------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      16,115,186   $    31,538,073
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                              25,979               (48)
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                          16,141,165        31,538,025
                                                   -----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (16,115,186)      (31,538,073)
                                                   -----------------   ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold       2,147,769,755     3,833,007,530
Reinvestment of Dividends                                 13,743,271        31,085,122
Cost of Shares of Beneficial Interest Redeemed        (2,129,763,969)   (3,798,790,511)
                                                   -----------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                 31,749,057        65,302,141
                                                   -----------------   ---------------
    Total Increase in Net Assets                          31,775,036        65,302,093

NET ASSETS
Beginning of Period                                    1,050,370,793       985,068,700
                                                   -----------------   ---------------
End of Period                                      $   1,082,145,829   $ 1,050,370,793
                                                   -----------------   ---------------
                                                   -----------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,               FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                         1997         --------------------------------------------------------
                                                     (UNAUDITED)         1996        1995       1994        1993        1992
                                                   ----------------   ----------   --------   --------   ----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $          1.00    $     1.00   $   1.00   $   1.00   $     1.00   $   1.00
                                                   ----------------   ----------   --------   --------   ----------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.0153        0.0318     0.0336     0.0212       0.0214     0.0317
Net Realized Gain (Loss) on Investments                     0.0000(a)    (0.0000)(a)  (0.0002)  (0.0000)(a)     0.0001   0.0002
                                                   ----------------   ----------   --------   --------   ----------   --------
Total from Investment Operations                            0.0153        0.0318     0.0334     0.0212       0.0215     0.0319
                                                   ----------------   ----------   --------   --------   ----------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.0153)      (0.0318)   (0.0336)   (0.0212)     (0.0214)   (0.0317)
Net Realized Gain                                               --            --         --    (0.0000)(a)    (0.0002)       --
                                                   ----------------   ----------   --------   --------   ----------   --------
Total Distributions to Shareholders                        (0.0153)      (0.0318)   (0.0336)   (0.0212)     (0.0216)   (0.0317)
                                                   ----------------   ----------   --------   --------   ----------   --------
NET ASSET VALUE, END OF PERIOD                     $          1.00    $     1.00   $   1.00   $   1.00   $     1.00   $   1.00
                                                   ----------------   ----------   --------   --------   ----------   --------
                                                   ----------------   ----------   --------   --------   ----------   --------
Total Return                                                  1.54%(c)       3.23%     3.41%      2.14%        2.15%      3.19%
                                                   ----------------   ----------   --------   --------   ----------   --------
                                                   ----------------   ----------   --------   --------   ----------   --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $     1,082,146    $1,050,371   $985,069   $973,599   $1,007,330   $922,358
Ratios to Average Net Assets
  Expenses                                                    0.46%(d)       0.48%     0.51%      0.52%        0.52%      0.53%
  Net Investment Income                                       3.08%(d)       3.17%     3.35%      2.10%        2.14%      3.16%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                       --            --       0.00%(b)     0.01%       0.01%     0.01%

------------------------
(a) Less than $0.0001.

(b) Less than 0.01%.

(c) Not Annualized.

(d) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Tax Exempt Money Market Fund (the "Fund") is a separate series of The JPM Pierpont Funds (the "Trust"), a Massachusetts business trust which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Tax Exempt Money Market Fund, respectively.

The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (86% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. As of August 31, 1996, the Fund incurred and elected to defer post-October losses of $2,556 until the next taxable year. For federal income tax purposes, the Fund had a capital loss carryforward at August 31, 1996 of $289,320, of which $52,908 expires in 2003 and $236,412 which expires in 2004. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. Under the Co-Administration Agreement, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which the Trust, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended February 28, 1997, the fee for these services amounted to $18,548.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust. For the six month period ended February 28, 1997, the fee for these services amounted to $165,836.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund up to and including $2 billion and 0.10% on any excess over $2 billion. For the six months ended February 28, 1997, the fee for these services amounted to $783,420.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------
      investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $20,134 for the six months ended February 28, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,600.

The Tax Exempt Money Market Portfolio
Semi-Annual Report February 28, 1997
(unaudited)
(The following pages should be read in conjunction with The JPM Pierpont Tax Exempt Money Market Fund
Semi-Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
SHORT-TERM INVESTMENTS (100.1%)
ALABAMA (2.3%)
$       6,000     Columbia, (Industrial Development Board, PCR,         VRDN       03/03/97(a)   3.450%  $     6,000,000
                    Refunding, Alabama Power Co. Project, Series
                    1995D, due 10/01/22)...........................
        9,100     Columbia, (Industrial Development Board, PCR,         VRDN       03/03/97(a)   3.550         9,100,000
                    Refunding, Alabama Power Co. Project, Series
                    1995C, due 10/01/22)...........................
        2,250     Jefferson County, (Public Improvement Revenue         VRDN       03/03/97(a)   5.363         2,250,000
                    Warrant, Briarwood Presbyterian Church Project,
                    Series 1988, due 05/01/08), LOC Amsouth Bank...
        5,700     North Alabama Environmental Improvement Authority     VRDN       03/03/97(a)   3.500         5,700,000
                    (PCR, Refunding, Reynolds Metals Inc. Project,
                    Series 1985, due 12/01/00), LOC Bank of Nova
                    Scotia.........................................
        5,300     Red Bay County, (Industrial Development Board,        VRDN       03/06/97(a)   3.383         5,300,000
                    IDR, Refunding, Gates Rubber Co. Project,
                    Series 1987, due 11/01/97), LOC National Bank
                    of Detroit.....................................
          900     Stevenson, (Industrial Development Board,             VRDN       03/03/97(a)   3.500           900,000
                    Refunding, Mead Corp. Project, Series 1986, due
                    11/01/16), LOC Credit Suisse...................
                                                                                                         ---------------
                                                                                                              29,250,000
                                                                                                         ---------------

ALASKA (0.4%)
        5,100     Alaska State Housing Finance Corp., (Series           VRDN       03/03/97(a)   3.400         5,100,000
                    1991C, due 06/01/26), LOC Swiss Bank...........
                                                                                                         ---------------

ARIZONA (4.0%)
        1,800     Casa Grande, (Industrial Development Authority,       VRDN       03/03/97(a)   4.538         1,800,000
                    IDR, Abbott Labs Project, Series 1983, due
                    12/01/03)......................................
        6,200     Maricopa County, (PCR, Refunding, Series D, due       VRDN       03/03/97(a)   3.450         6,200,000
                    05/01/29) LOC Bank of America..................
       13,500     Pima County Industrial Development Authority,         VRDN       03/03/97(a)   3.250        13,500,000
                    (Tucson Electric, due 10/01/22), LOC Societe
                    Generale.......................................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
ARIZONA (CONTINUED)
$       3,705     Pima County Industrial Development Authority,         VRDN       03/06/97(a)   3.350%  $     3,705,000
                    IDR, (Refunding, La Cholla Apartments Project,
                    due 12/01/25), LOC Texas Commerce..............
       24,300     Pima County Industrial Development Authority,         VRDN       03/05/97(a)   3.300        24,300,000
                    IDR, (Tucson Electric Co. Project, Series
                    1982A, due 06/15/22), LOC Societe Generale.....
                                                                                                         ---------------
                                                                                                              49,505,000
                                                                                                         ---------------

ARKANSAS (0.5%)
          750     North Little Rock, (IDR, Refunding, Noland Co.        VRDN       03/06/97(a)   3.390           750,000
                    Project, Series 1989, due 02/01/99), LOC
                    Wachovia Bank and Trust........................
        5,175     Texarkana, (Refunding, Cooper Tire and Rubber Co.     VRDN       03/06/97(a)   4.050         5,175,000
                    Project, Series 1991, due 03/01/21)............
                                                                                                         ---------------
                                                                                                               5,925,000
                                                                                                         ---------------

CALIFORNIA (4.0%)
      33,000      California (Series A)............................      RAN     06/30/97        4.500        33,089,829
      5,000       California Health Facilities Finance Authority,       VRDN     03/03/97   (a)   3.350        5,000,000
                    (Refunding, Sutter Health, Series B, due
                    07/01/12), AMBAC Insured.......................
      2,600       California Health Facilities Finance Authority,       VRDN     03/03/97   (a)   3.350        2,600,000
                    (Refunding, Sutter Health, Series C,
                    due 07/01/22)..................................
      2,400       California Pollution Control Financing Authority,     VRDN     03/03/97   (a)   3.450        2,400,000
                    (Refunding, Southern California Edison Project,
                    Series A, due 02/28/08)........................
      2,000       California, (GO, due 06/01/26)...................     VRDN     03/06/97   (a)   3.350        2,000,000
      2,000       Fresno, (IDR, Fresno MSA Limited Partnership          VRDN     03/01/97   (a)   5.363        2,000,000
                    Project, due 08/01/05), LOC Bank of Nova
                    Scotia.........................................
        400       Los Angeles Regional Airports Improvement Corp.,      VRDN     03/06/97   (a)   3.500          400,000
                    (Los Angeles International Airport, Series
                    1985, due 12/01/25), LOC Societe Generale......
      2,500       San Francisco....................................     TRAN     10/08/97        4.500         2,510,929
                                                                                                         ---------------
                                                                                                              50,000,758
                                                                                                         ---------------

COLORADO (3.7%)
      12,800      Colorado State, (Series A).......................     TRAN     06/27/97        4.500        12,837,547
     33,300       Moffat County, (PCR, Refunding, Series 1984, due      VRDN     03/05/97   (a)   3.300       33,300,000
                    07/01/10), AMBAC Insured.......................
                                                                                                         ---------------
                                                                                                              46,137,547
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
CONNECTICUT (0.3%)
$       4,000     Connecticut State, (Special Assessment,               VRDN       07/01/97(b)   3.900%  $     4,000,000
                    Unemployment Compensation Fund Revenue, Series
                    1993C, due 11/15/01), FGIC Insured.............
                                                                                                         ---------------

DISTRICT OF COLUMBIA (2.4%)
        2,500     District of Columbia, (Refunding, Series 1992         VRDN       03/03/97(a)   3.550         2,500,000
                    A-1, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................
        1,800     District of Columbia, (Refunding, Series 1992         VRDN       03/03/97(a)   3.550         1,800,000
                    A-2, due 10/01/07), LOC Bank of Nova Scotia....
        6,000     District of Columbia, (Refunding, Series 1992         VRDN       03/03/97(a)   3.550         6,000,000
                    A-3, due 10/01/07), LOC Toronto Dominion
                    Bank...........................................
        2,000     District of Columbia, (Refunding, Series 1992         VRDN       03/03/97(a)   3.550         2,000,000
                    A-5, due 10/01/07), LOC Bank of Nova Scotia....
       11,200     District of Columbia, (Refunding, Series 1992         VRDN       03/03/97(a)   3.550        11,200,000
                    A-6, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................
        6,400     District of Columbia, (The American University        VRDN       03/05/97(a)   3.350         6,400,000
                    Issue, Series 1985, due 10/01/15), LOC National
                    Westminster Bank PLC...........................
                                                                                                         ---------------
                                                                                                              29,900,000
                                                                                                         ---------------

FLORIDA (3.8%)
       26,450     Dade County, (Water & Sewer System, Series 1994,      VRDN       03/05/97(a)   3.250        26,450,000
                    due 10/05/22), FGIC Insured....................
        2,400     Florida State Board of Education,                       GO       06/01/97(b)   7.750         2,496,107
                    (Prerefunded,Capital Outlay, Series 1987B, due
                    06/01/16)......................................
        5,750     Hernando County, (IDR, Refunding, Moore McCormack       RB       03/01/97(b)   3.341         5,750,000
                    Resources Inc. Project, Series 1988, due
                    12/01/04), LOC Societe Generale................
        6,870     Hillsborough County Industrial Development            VRDN       03/03/97(a)   3.450         6,870,000
                    Authority, (PCR, Refunding, due 05/15/18)......
        4,500     Orange County Health Facilities Authority, (due        TPP       03/06/97(a)   3.650         4,500,000
                    10/01/14)......................................
          575     Orange County Industrial Development Authority,       VRDN       03/06/97(a)   3.390           575,000
                    (IDR, Refunding, Noland Co. Project, Series
                    1989, due 02/01/04), LOC Wachovia Bank and
                    Trust..........................................
        1,500     Palm Beach County School District................      TAN       09/26/97      4.500         1,507,524
                                                                                                         ---------------
                                                                                                              48,148,631
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
GEORGIA (6.0%)
$       3,000     Burke County Development Authority, (PCR, Georgia     VRDN       03/05/97(a)   3.450%  $     3,000,000
                    Power Co., Series 1994, Vogtle Project-4th
                    Series, due 09/01/25)..........................
       12,250     Burke County Development Authority, (PCR, Georgia     VRDN       03/03/97(a)   3.550        12,250,000
                    Power Co., Series 1994, Vogtle Project-4th.
                    Series, due 07/01/24)..........................
       22,900     Burke County Development Authority, (PCR, Georgia     VRDN       03/03/97(a)   3.450        22,900,000
                    Power Co., Series 1994, Vogtle Project-5th
                    Series, due 07/01/24)..........................
        1,660     Clayton County Housing Authority, (Refunding,         VRDN       03/05/97(a)   3.300         1,660,000
                    Series 1990A, due 01/01/21), LOC Barclays Bank
                    PLC............................................
          690     Cobb County Development Authority, (IDR,              VRDN       03/06/97(a)   3.383           690,000
                    Refunding, Noland Co. Project, Series 1989, due
                    08/01/99), LOC Wachovia Bank and Trust.........
        4,000     DeKalb County, (Development Authority Revenue,        VRDN       03/05/97(a)   3.350         4,000,000
                    Metro Atlanta YMCA Project, Series 1995, due
                    06/01/20), LOC Wachovia Bank and Trust.........
        1,500     DeKalb County, (Development Authority Revenue,        VRDN       03/06/97(a)   3.390         1,500,000
                    Refunding, Noland Co. Project, Series 1989, due
                    08/01/00), LOC Wachovia Bank and Trust.........
        2,000     Georgia, (Series 1988B)..........................       GO       04/01/97      8.400         2,008,338
       10,000     Georgia, (Series 1993 C, BT # 149, due                 TPP       03/06/97(a)   3.400        10,000,000
                    07/01/08)......................................
        7,900     Monroe County, (Development Authority, PCR,           VRDN       03/03/97(a)   3.550         7,900,000
                    Georgia Power Co., Series 1995, Scherer
                    Project-2nd. Series, due 07/01/25).............
        9,600     Putnam County Development Authority, (PCR,            VRDN       03/03/97      3.450         9,600,000
                    Georgia Power Co., Series 1, due 06/01/23).....
                                                                                                         ---------------
                                                                                                              75,508,338
                                                                                                         ---------------

IDAHO (3.5%)
       43,900     Idaho State, (Series 1996).......................      TAN       06/30/97      4.500        44,013,889
                                                                                                         ---------------

ILLINOIS (4.4%)
          140     Charleston, (Servistar Corp. Project, Series          VRDN       03/06/97(a)   3.383           140,000
                    1988, due 10/01/97), LOC ABN Amro Bank NV......
       10,785     Chicago, (O'Hare International Airport, General       VRDN       03/05/97(a)   3.300        10,785,000
                    Airport Second Lien, Series 1984B, due
                    01/01/15), LOC Societe Generale................
        9,900     Counties of Jackson and Union, (Regional Port         VRDN       03/05/97(a)   3.400         9,900,000
                    Distributors, Enron Transportation Services,
                    Refunding, Series 1994, due 04/01/24), LOC
                    Mitsubishi Bank Ltd., Houston..................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
ILLINOIS (CONTINUED)
$       5,200     Illinois Development Finance Authority, (PCR,         VRDN       03/05/97(a)   3.300%  $     5,200,000
                    Illinois Power Co. Project, Series 1993B, due
                    11/01/28), LOC Canadian Imperial Bank..........
        2,600     Illinois Health Facilities Authority, (SSM Health     VRDN       03/14/97(a)   3.400         2,600,000
                    Care Project, Series 1990A, due 06/01/06), LOC
                    Rabobank Nederland.............................
        5,000     Illinois Health Facilities Authority, (Swedish        VRDN       03/05/97(a)   3.300         5,000,000
                    Covenant Hospital Project, Series 1995, due
                    08/01/25), AMBAC Insured.......................
       13,200     Illinois, (Toll Highway Authority, Refunding,         VRDN       03/05/97(a)   3.250        13,200,000
                    Series 1993B, due 01/01/10), LOC Societe
                    Generale.......................................
        5,000     Joliet, (Regional Port District, Refunding, Exxon     VRDN       03/03/97(a)   3.450         5,000,000
                    Project, Series 1989, due 10/01/24)............
        3,000     Saint Charles, (IDR, Pier 1 Imports-Midwest           VRDN       03/05/97(a)   3.400         3,000,000
                    Project, Series 1986, due 12/15/26), LOC
                    National Westminster PLC.......................
                                                                                                         ---------------
                                                                                                              54,825,000
                                                                                                         ---------------

INDIANA (2.2%)
       20,000     Indiana Health Facility Financing Authority,          VRDN       03/05/97(a)   3.400        20,000,000
                    (Refunding, Clarian Health Partners, Series
                    1996B, due 02/15/26), LOC National Bank of
                    Detroit........................................
        4,050     Rockport, (PCR, Indiana and Michigan Electric Co.     VRDN       03/05/97(a)   3.350         4,050,000
                    Project, Series 1985A, due 08/01/14), LOC Swiss
                    Bank Corp......................................
        3,000     Rockport, (PCR, Refunding, AEP Generating Co.         VRDN       03/03/97(a)   3.500         3,000,000
                    Project, Series 1995B, due 07/01/25), AMBAC
                    Insured........................................
                                                                                                         ---------------
                                                                                                              27,050,000
                                                                                                         ---------------

IOWA (0.8%)
      10,370      Polk County, (Hospital Equipment & Improvement        VRDN     03/05/97   (a)   3.300       10,370,000
                    Revenue, due 12/01/05), MBIA Insured...........
                                                                                                         ---------------

KANSAS (1.0%)
       2,000      Garden City, (IDR, Inland Container Corp.             VRDN     03/03/97   (a)   3.350        2,000,000
                    Project, Series 1983, due 01/01/08), LOC Credit
                    Suisse.........................................
     10,000       Kansas Department of Transportation, (Series          VRDN     03/04/97   (a)   3.250       10,000,000
                    1994B, due 09/01/14)...........................
                                                                                                         ---------------
                                                                                                              12,000,000
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
KENTUCKY (2.7%)
$      13,000     Kentucky Economic Development Finance Authority,      VRDN       03/05/97(a)   3.300%  $    13,000,000
                    (Baptist Healthcare Systems, due 08/15/31), LOC
                    Canadian Imperial Bank.........................
        6,000     Mayfield, (Multi-City Revenue, due 07/01/26), LOC     VRDN       03/05/97(a)   3.500         6,000,000
                    PNC Bank.......................................
       15,000     Pendleton County, (Kentucky Multi-County Lease        VRDN       03/13/97(a)   3.400        15,000,000
                    Revenue, due 03/01/19), LOC Commonwealth Bank
                    of Australia...................................
                                                                                                         ---------------
                                                                                                              34,000,000
                                                                                                         ---------------

LOUISIANA (3.3%)
        4,500     Ascension Parish, (PCR, Borden Inc. Project,          VRDN       03/05/97(a)   3.300         4,500,000
                    Refunding, Series 1992, due 12/01/09), LOC
                    Credit Suisse..................................
        6,000     Calcasieu Parish, (IDR, Refunding, Olin Corp.         VRDN       03/03/97      3.450         6,000,000
                    Project, Series 1993B, due 02/01/16), LOC
                    Wachovia Bank..................................
        3,770     Calcasieu Parish, (Recovery District Sales Tax,       VRDN       03/06/97(a)   3.350         3,770,000
                    Road Improvement, due 09/01/97), LOC National
                    Westminster Bank PLC...........................
        7,000     Lake Charles, (Harbor and Terminal District           VRDN       03/05/97(a)   3.300         7,000,000
                    Revenue, Reynolds Metal Co. Project, Series
                    1990, due 05/01/06), LOC Canadian Imperial
                    Bank...........................................
        2,750     Louisiana Public Facilities Authority, (Colleges      VRDN       03/05/97(a)   3.300         2,750,000
                    & University Equipment and Capital, Series A,
                    due 09/01/10), LOC Societe Generale............
        7,200     Louisiana Public Facilities Authority,                VRDN       03/05/97(a)   3.650         7,200,000
                    (Refunding, Hospital Equipment Financing,
                    Series 1985A, due 12/01/05), LOC Sumitomo Bank
                    Ltd............................................
        8,855     Louisiana Public Facilities Authority,                VRDN       03/03/97(a)   3.300         8,855,000
                    (Refunding, Hospital Revenue, Series 1985, due
                    12/01/00), LOC Banque National de Paris........
        1,200     Saint Charles Parish, (PCR, Refunding, Shell Oil      VRDN       03/03/97(a)   3.400         1,200,000
                    Project, Series B, due 10/1/22)................
                                                                                                         ---------------
                                                                                                              41,275,000
                                                                                                         ---------------

MARYLAND (0.8%)
       10,000     Anne Arundel County, (PCR, Baltimore Gas and            RB       07/01/97(b)   3.950        10,000,000
                    Electric Co. Project, Series 1984, due
                    07/01/14)......................................
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
MASSACHUSETTS (0.2%)
$       2,720     Massachusetts State, (Water Resource Authority,       VRDN       03/05/97(a)   3.350%  $     2,720,000
                    Floats PA-137, due 11/01/26)...................
                                                                                                         ---------------
MICHIGAN (1.2%)
        6,300     Michigan State, (Strategic Fund Limited, Reserve      VRDN       03/03/97(a)   3.450         6,300,000
                    1, Series 1995, due 09/01/30), LOC Barclays
                    Bank PLC.......................................
        9,000     Midland County Economic Development Corp., (Dow       VRDN       03/03/97(a)   3.450         9,000,000
                    Chemical Co. Project, Refunding, Series 1993B,
                    due 12/01/15)..................................
                                                                                                         ---------------
                                                                                                              15,300,000
                                                                                                         ---------------
MINNESOTA (0.1%)
        1,325     St. Louis Park, (Tax Increment Revenue, Series        VRDN       03/06/97(a)   3.250         1,325,000
                    1987B, due 03/01/02), LOC Sumitomo Bank Ltd....
                                                                                                         ---------------
MISSISSIPPI (0.0%)*
          535     Columbus, (IDR, Refunding Noland Co. Project,         VRDN       03/06/97(a)   3.383           535,000
                    Series 1989, due 05/01/99), LOC Wachovia Bank
                    and Trust......................................
                                                                                                         ---------------
MISSOURI (1.5%)
       11,000     Missouri Environmental Improvement and Energy           RB       06/01/97(b)   3.650        11,000,000
                    Resources Authority, (PCR, Union Electric Co.
                    Project, Series 1984B, due 06/01/14), LOC Union
                    Bank of Switzerland............................
        7,500     Missouri Health and Educational Facilities, (SSM      VRDN       03/05/97(a)   3.300         7,500,000
                    Health Care Projects, Series 1995C, due
                    06/01/22), MBIA Insured........................
                                                                                                         ---------------
                                                                                                              18,500,000
                                                                                                         ---------------
MONTANA (4.9%)
       26,400     Forsyth, (PCR, Pacificorp. Project, due               VRDN       03/03/97(a)   3.500        26,400,000
                    01/01/18), LOC Rabobank Nederland..............
       34,500     Montana State....................................     TRAN       06/27/97      4.500        34,623,077
                                                                                                         ---------------
                                                                                                              61,023,077
                                                                                                         ---------------
NEBRASKA (0.9%)
       10,650     Lancaster County, (Hospital Authority No. 1,          VRDN       03/05/97(a)   3.250        10,650,000
                    Hospital Revenue, Refunding, Bryan Memorial
                    Hospital Project, due 06/01/12), MBIA
                    Insured........................................
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
NEW HAMPSHIRE (0.4%)
$       1,790     New Hampshire Higher Educational and Health           VRDN       06/01/97(a)   3.800%  $     1,790,000
                    Facilities Authority, (Dartmouth College Issue,
                    Student Loan Revenue, Series 1994, due
                    06/01/19)......................................
        3,000     New Hampshire, (Series 1990B)....................       CP       03/03/97      3.400         3,000,000
                                                                                                         ---------------
                                                                                                               4,790,000
                                                                                                         ---------------

NEW JERSEY (0.2%)
        2,500     New Jersey Economic Development Authority, (Utd       VRDN       03/03/97(a)   3.050         2,500,000
                    Water, Refunding, due 11/01/25), AMBAC
                    Insured........................................
                                                                                                         ---------------

NEW MEXICO (0.3%)
        4,200     Farmington, (PCR, Refunding, due 04/01/22), LOC       VRDN       03/03/97(a)   3.350         4,200,000
                    Bank of America................................
                                                                                                         ---------------

NEW YORK (11.9%)
       11,100     New York City Municipal Water Finance Authority,      VRDN       03/03/97(a)   3.550        11,100,000
                    (Water and Sewer Systems Revenue, Series 1995A,
                    due 06/15/25), FGIC Insured....................
        1,550     New York City, (Series 1992B, due 10/01/20), FGIC     VRDN       03/03/97(a)   3.550         1,550,000
                    Insured........................................
       14,350     New York City, (Series 1992B, due 10/01/21), FGIC     VRDN       03/03/97(a)   3.550        14,350,000
                    Insured........................................
        3,700     New York City, (Series 1992B, due 10/01/22), FGIC     VRDN       03/03/97(a)   3.550         3,700,000
                    Insured........................................
        2,600     New York City, (Sub-Series 1993 B-4, due              VRDN       03/03/97(a)   3.550         2,600,000
                    08/15/21), LOC Union Bank of Switzerland.......
        6,600     New York City, (Sub-Series 1993 B-4, due              VRDN       03/03/97(a)   3.550         6,600,000
                    08/15/23), LOC Union Bank of Switzerland.......
        8,900     New York State Energy Research & Development          VRDN       03/03/97(a)   3.550         8,900,000
                    Authority, (Niagara Mohawk Power Corp., Series
                    1985A, due 07/01/15), LOC Toronto Dominion
                    Bank...........................................
       12,000     New York State Energy Research and Development          RB       03/01/98(b)   3.600        12,000,000
                    Authority, (PCR, Lilco Project, Series 1985B,
                    due 03/01/16), LOC Deutsche Bank AG............
       31,600     New York State Energy Research and Development        VRDN       03/03/97(a)   3.450        31,600,000
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series 1994D, due 10/01/29), LOC
                    Union Bank of Switzerland......................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
NEW YORK (CONTINUED)
$       9,735     New York State Energy Research and Development          RB       12/01/97(b)   3.600%  $     9,735,000
                    Authority, (PCR, New York Electric and Gas,
                    Series 1985D, due 12/01/15), LOC Union Bank of
                    Switzerland....................................
       32,000     New York, (Series B).............................      RAN       06/30/97      4.500        32,094,514
       15,000     Suffolk County, (Series II)......................      TAN       09/11/97      4.500        15,042,150
                                                                                                         ---------------
                                                                                                             149,271,664
                                                                                                         ---------------

NORTH CAROLINA (0.9%)
        2,100     Ashe County Industrial Facilities and Pollution       VRDN       03/06/97(a)   3.383         2,100,000
                    Control Finance Authority, (IDR, Refunding,
                    Gates Rubber Co. Project, Series 1988, due
                    07/01/10), LOC National Bank of Detroit........
        2,140     Davidson County Industrial Facilities and             VRDN       03/06/97(a)   3.383         2,140,000
                    Pollution Control Financing Authority, (IDR,
                    Lowes Co., Inc. Project, Series 1990, due
                    07/01/20), LOC National Westminster Bank PLC...
        2,000     Mecklenburg County Industrial Facilities and          VRDN       03/04/97(a)   3.450         2,000,000
                    Pollution Control Financing Authority, (IDR,
                    Allied Corp. Project, Series 1984, 09/01/14),
                    LOC ABN Amro Bank..............................
        1,600     North Carolina Educational Facilities Finance         VRDN       03/03/97(a)   3.450         1,600,000
                    Agency, (Guilford College Project, Series 1993,
                    due 09/01/23), LOC Wachovia Bank and Trust.....
        4,000     Wake County Industrial Facilities and Pollution       VRDN       03/05/97(a)   3.300         4,000,000
                    Control Financing Authority, (PCR, Carolina
                    Power and Light Project, Series 1985A, due
                    05/01/15), LOC Credit Suisse...................
                                                                                                         ---------------
                                                                                                              11,840,000
                                                                                                         ---------------

OHIO (1.7%)
       8,700      Hamilton County, (Health System Revenue,              VRDN     03/03/97   (a)   3.550        8,700,000
                    Franciscan Sisters Poor Health, Series 1987A,
                    due 03/01/17), LOC Sumitomo Bank, Ltd..........
      9,200       Ohio Air Quality Development Authority, (PCR,           RB     05/08/97        3.400         9,200,000
                    Cleveland Electric, Series 1988B, due
                    03/01/18), FGIC Insured........................
      3,500       Ohio Air Quality Development Authority, (Series       VRDN     03/03/97   (a)   3.550        3,500,000
                    1985A, due 12/01/15), LOC Union Bank of
                    Switzerland....................................
                                                                                                         ---------------
                                                                                                              21,400,000
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
OREGON (1.2%)
$       5,000     Port of Portland, (PCR, Reynolds Metal Co.            VRDN       03/03/97(a)   3.500%  $     5,000,000
                    Project, due 12/01/09), LOC Bank of Nova
                    Scotia.........................................
        9,800     Port of St. Helens, (PCR, Portland General            VRDN       03/03/97(a)   3.450         9,800,000
                    Electric Co, due 04/01/10), LOC Canadian
                    Imperial Bank..................................
                                                                                                         ---------------
                                                                                                              14,800,000
                                                                                                         ---------------

PENNSYLVANIA (9.4%)
       14,600     Allegheny County Industrial Development                 RB       05/09/97      3.400        14,600,000
                    Authority, (U.S.-Steel Environmental
                    Improvement Project, due 10/01/12), LOC
                    Commerzbank Aktiengesel........................
       13,880     Allegheny County Hospital Development Authority,      VRDN       03/06/97(a)   3.350        13,880,000
                    (Presbyterian University Hospital, Series
                    1988B-1, due 03/01/18), LOC PNC Bank...........
        5,475     Allegheny County Hospital Development Authority,      VRDN       03/06/97(a)   3.350         5,475,000
                    (Presbyterian University Hospital, Series
                    1988B-2, due 03/01/18), LOC PNC Bank...........
        2,500     Allegheny County Hospital Development Authority,      VRDN       03/06/97(a)   3.350         2,500,000
                    (Presbyterian University Hospital, Series
                    1988B-3, due 03/01/18), LOC PNC Bank...........
        6,000     Allegheny County Industrial Development               VRDN       03/03/97(a)   3.400         6,000,000
                    Authority, (IDR, Refunding, Dowty Corp.
                    Project, Series 1986, due 12/01/01), LOC Mellon
                    Bank...........................................
        4,100     Allegheny County, Hospital Development Authority,     VRDN       03/06/97(a)   3.350         4,100,000
                    (Presbyterian University Hospital, Series
                    1990B, due 03/01/20), MBIA Insured.............
        3,500     Clinton County Industrial Development Authority,      VRDN       03/05/97(a)   3.400         3,500,000
                    (IDR, Mellon Bank Central National Assistance
                    Project, Series 1985, due 09/01/05), LOC Mellon
                    Bank...........................................
        1,600     Delaware County Industrial Development Authority,     VRDN       03/03/97(a)   3.400         1,600,000
                    (Airport Facilities Revenue, United Parcel
                    Service Project, due 12/01/15).................
        3,150     Lehigh County Industrial Development Authority,       VRDN       03/06/97(a)   3.350         3,150,000
                    (PCR, P-Floats-PA-99, due 09/01/29), MBIA
                    Insured........................................
        8,000     Montgomery County Industrial Development                RB       05/13/97(b)   3.450         8,000,000
                    Authority, (Pico Energy Project, due
                    06/01/29)......................................
       14,800     Pennsylvania Higher Educational Facilities            VRDN       03/05/97(a)   3.350        14,800,000
                    Authority, (Health Services Revenue, Allegheny
                    Delaware Valley, due 11/15/35), LOC PNC Bank...
       23,000     Pennsylvania State...............................      TAN       06/30/97      4.500        23,061,714

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
PENNSYLVANIA (CONTINUED)
$       2,000     Pennsylvania State, (Industrial Development           VRDN       03/06/97(a)   3.400%  $     2,000,000
                    Authority, Series 1990, due 05/01/04)..........
       15,000     Philadelphia School District, (Series 1996)......     TRAN       06/30/97      4.500        15,023,939
                                                                                                         ---------------
                                                                                                             117,690,653
                                                                                                         ---------------

SOUTH CAROLINA (1.0%)
        9,250     Allendale County, (IDR, Refunding, King Seeley        VRDN       03/06/97(a)   3.383         9,250,000
                    Thermos Co. Project, Series 1988, due
                    08/01/01), LOC Bank of Nova Scotia.............
        3,000     York County, (PCR, North Carolina Electric            VRDN       03/15/97(a)   3.800         3,000,000
                    Project NRU-84N-4, due 09/15/14)...............
                                                                                                         ---------------
                                                                                                              12,250,000
                                                                                                         ---------------

TENNESSEE (3.5%)
       3,100      Collierville Industrial Development Board, (due       VRDN     03/01/97   (a)   5.363        3,100,000
                    03/01/00), LOC National City Bank of
                    Cleveland......................................
      1,365       Franklin Industrial Development Board, (IDR,          VRDN     03/06/97   (a)   3.390        1,365,000
                    Refunding, Noland Co. Project, Series 1989, due
                    05/01/97), LOC Wachovia Bank and Trust.........
      6,500       Knox County Industrial Development Board, (IDR,       VRDN     03/14/97   (a)   3.400        6,500,000
                    Moore McCormack Resources Inc. Project Series
                    1988, due 06/01/06), LOC Societe Generale......
      1,400       Metropolitan Nashville & Davidson County, (Health       RB     05/01/97   (b)   3.700        1,400,000
                    & Education Facilities Board, Vanderbilt
                    University, Series 1985B, due 05/01/13)........
      1,700       Metropolitan Nashville Airport Authority,             VRDN     03/03/97   (a)   3.500        1,700,000
                    (Special Facilities Revenue, American Airlines
                    Project, Series 1995A, due 10/01/12), LOC
                    Credit Suisse..................................
      8,300       Metropolitan Nashville Airport Authority,             VRDN     03/03/97   (a)   3.500        8,300,000
                    (Special Facilities Revenue, American Airlines
                    Project, Series 1995B, due 10/01/12), LOC
                    Bayerische Landesbank..........................
        800       Sullivan County Industrial Development Board,         VRDN     03/03/97   (a)   3.500          800,000
                    (PCR, Refunding, Mead Corp. Project, Series
                    1986, due 10/01/16), LOC Union Bank of
                    Switzerland....................................
     20,000       Tennessee Local Development Authority, (Series         RAN     05/29/97        4.000        20,018,336
                    1996A).........................................
                                                                                                         ---------------
                                                                                                              43,183,336
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
TEXAS (9.0%)
$       1,500     El Paso Industrial Development Authority, (Contel     VRDN       03/06/97(a)   5.363%  $     1,500,000
                    Cellular of El Paso Inc. Project, Series 1985,
                    due 02/01/04), LOC Bank of Nova Scotia.........
        9,000     Grayson County Industrial Development Corp.,          VRDN       03/06/97(a)   3.350         9,000,000
                    (Aluminum Co. of America, Refunding, Series
                    1992, due 12/01/02)............................
        1,400     Gulf Coast Waste Disposal Authority, (PCR, Amoco      VRDN       03/03/97(a)   3.450         1,400,000
                    Oil Co. Project, Refunding, due 10/01/17)......
        3,400     Harris County Industrial Development Corp.,           VRDN       03/06/97(a)   3.350         3,400,000
                    (Johann Haltermann Project, Series 1996A, due
                    04/01/08), LOC Texas Commerce Bank.............
        2,415     Harris County Industrial Development Corp.,           VRDN       03/06/97(a)   3.350         2,415,000
                    (Johann Haltermann Project, Series 1996B, due
                    04/01/08), LOC Texas Commerce Bank.............
          900     Lone Star Airport Improvement Authority, (Series      VRDN       03/06/97(a)   3.500           900,000
                    1984 B-4, due 12/01/14), LOC Royal Bank of
                    Canada.........................................
        1,400     Lone Star Texas Airport Improvement Authority,        VRDN       03/06/97(a)   3.500         1,400,000
                    (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                    of Canada......................................
       15,000     Lower Colorado River Authority, (Refunding,           VRDN       03/05/97(a)   3.250        15,000,000
                    Junior Lien, 3rd Supplement Series, due
                    01/01/13), MBIA Insured........................
        4,500     Mansfield Industrial Development Corp., (Pier 1       VRDN       03/05/97(a)   3.400         4,500,000
                    Import-Texas Inc. Project, Series 1986, due
                    11/01/26), LOC National Wesminster Bank PLC....
        3,000     North Central Health Facilities Development           VRDN       03/03/97(a)   3.500         3,000,000
                    Corp., (Hospital Revenue, Presbyterian Medical
                    Center, Series 1985D, due 12/01/15), MBIA
                    Insured........................................
        3,900     Port Development Corp., (Marine Terminal, Stolt       VRDN       03/05/97(a)   3.400         3,900,000
                    Terminals Project, Refunding, due 01/15/14),
                    LOC Credit Suisse..............................
        5,050     Sabine River Authority, (PCR, Series 1995B, due       VRDN       03/03/97(a)   3.550         5,050,000
                    06/01/30), LOC Union Bank of Switzerland.......
        1,265     Texas Higher Education Authority Inc, (Series         VRDN       03/05/97(a)   3.300         1,265,000
                    1985B, due 02/01/25), FGIC Insured.............
       60,200     Texas State......................................     TRAN       08/29/97      4.750        60,482,711
                                                                                                         ---------------
                                                                                                             113,212,711
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
UTAH (0.9%)
$       2,565     Carbon County, (PCR, Refunding, Pacificorp            VRDN       03/03/97(a)   3.500%  $     2,565,000
                    Project, Series 1994, due 11/01/24), LOC Bank
                    of New York....................................
        9,000     Intermountain Power Agency, (Utah Power Supply        VRDN       03/03/97(a)   3.350         9,000,000
                    Revenue, Series 1985F, due 07/01/15), LOC Swiss
                    Bank...........................................
                                                                                                         ---------------
                                                                                                              11,565,000
                                                                                                         ---------------

VERMONT (0.6%)
        7,000     Vermont, (Student Assistance Corp., Series 1985,      VRDN       03/03/97(a)   3.650         7,000,000
                    due 01/01/04), LOC National Wesminster Bank
                    PLC............................................
                                                                                                         ---------------

VIRGINIA (0.9%)
        4,900     Arlington County, (Ballston Public Parking            VRDN       03/04/96(a)   3.350         4,900,000
                    Project, Series 1984, due 08/01/17), LOC
                    Citibank.......................................
        2,945     Chesterfield County, (Refunding, Series 1991, due      TPP       03/06/97(a)   3.400         2,945,000
                    07/15/03)......................................
          100     Peninsula Ports, (Dominion Terminal Project,            RB       03/03/97(a)   3.400           100,000
                    Refunding, due 07/01/16), LOC National
                    Westminister Bank PLC..........................
        1,000     Virginia Beach Industrial Development Authority,      VRDN       03/03/97(a)   5.363         1,000,000
                    (IDR, Norfolk Virginia Beach, Portsmouth MSA
                    Limited Partnership Project, due 12/01/04), LOC
                    Bank of Nova Scotia............................
        2,300     Virginia State Housing Development Authority,         VRDN       03/05/97(a)   3.400         2,300,000
                    (AHC Service Corp., Series 1987A, due
                    09/01/17), LOC Mitsubishi Ltd..................
                                                                                                         ---------------
                                                                                                              11,245,000
                                                                                                         ---------------

WASHINGTON (0.5%)
        6,400     Seattle, (Water System Revenue, Series 1995, due      VRDN       03/05/97(a)   3.300         6,400,000
                    09/01/25), LOC Bayerische Landesbank...........
                                                                                                         ---------------

WEST VIRGINIA (0.1%)
        1,000     Mercer County, (IDR, Refunding, Noland Co.            VRDN       03/06/97(a)   3.383         1,000,000
                    Project, Series 1989, due 05/01/01), LOC
                    Wachovia Bank and Trust........................
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE          VALUE
--------------    -------------------------------------------------  --------   ------------   -------   ---------------
WISCONSIN (2.4%)
$       2,500     Marshfield, (IDR, Beatrice Cheese Inc., Project,      VRDN       03/06/97(a)   3.383%  $     2,500,000
                    Series 1984, due 12/01/14), LOC Wachovia Bank
                    and Trust......................................
       18,000     Milwaukee, (Series A)............................      RAN       02/19/98      4.250        18,108,043
        1,300     Seymour, (IDR, Beatrice Cheese Inc., Project,         VRDN       03/06/97(a)   3.390         1,300,000
                    Series 1984, due 12/01/98), LOC Wachovia Bank
                    and Trust......................................
        8,500     Wisconsin, (Custodial Receipt Certificates, due        TPP       03/06/97(a)   3.400         8,500,000
                    05/01/04)......................................
                                                                                                         ---------------
                                                                                                              30,408,043
                                                                                                         ---------------

WYOMING (0.3%)
        4,000     Gillette, (PCR, Refunding, Pacificorp Project,        VRDN       04/08/97(a)   3.350         4,000,000
                    due 01/01/18) LOC Deutsche Bank AG.............
                                                                                                         ---------------
                                                                                                           1,253,818,647
                  TOTAL INVESTMENTS (COST $1,253,818,647) (100.1%)....................................
                                                                                                              (1,394,436)
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%).......................................
                                                                                                         ---------------
                                                                                                         $ 1,252,424,211
                  NET ASSETS (100.0%).................................................................
                                                                                                         ---------------
                                                                                                         ---------------

------------------------------
(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

* Less than 0.1%

Abbreviations used in the Schedule of Investments are as follows: AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

Refunding-Bonds for which the issuer has issued new bonds and cancelled the old issue.

Prerefunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,253,818,647
Cash                                                       84,362
Interest Receivable                                    10,794,420
Prepaid Trustees' Fees                                      7,054
Prepaid Expenses and Other Assets                          23,265
                                                   --------------
    Total Assets                                    1,264,727,748
                                                   --------------

LIABILITIES
Payable for Investments Purchased                      12,000,000
Advisory Fee Payable                                      174,087
Custody Fee Payable                                        41,184
Administrative Services Fee Payable                        30,742
Administration Fee Payable                                 17,247
Fund Services Fee Payable                                   2,418
Accrued Expenses                                           37,859
                                                   --------------
    Total Liabilities                                  12,303,537
                                                   --------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $1,252,424,211
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $22,196,242

EXPENSES
Advisory Fee                                       $1,120,826
Administrative Services Fee                           198,842
Custodian Fees and Expenses                           126,189
Fund Services Fee                                      23,594
Professional Fees and Expenses                         17,503
Administration Fee                                     13,261
Trustees' Fees and Expenses                             8,457
Miscellaneous                                             300
                                                   ----------
    Total Expenses                                                1,508,972
                                                                -----------
NET INVESTMENT INCOME                                            20,687,270

NET REALIZED GAIN ON INVESTMENTS                                     31,330
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $20,718,600
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1997     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1996
                                                   -----------------   ---------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      20,687,270   $    39,194,474
Net Realized Gain (Loss) on Investments                       31,330            (1,789)
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                          20,718,600        39,192,685
                                                   -----------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          2,442,714,312     4,223,774,582
Withdrawals                                           (2,425,585,487)   (4,136,830,334)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions             17,128,825        86,944,248
                                                   -----------------   ---------------
    Total Increase in Net Assets                          37,847,425       126,136,933

NET ASSETS
Beginning of Period                                    1,214,576,786     1,088,439,853
                                                   -----------------   ---------------
End of Period                                      $   1,252,424,211   $ 1,214,576,786
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE                                 FOR THE PERIOD
                                                   SIX MONTHS ENDED    FOR THE FISCAL YEAR     JULY 12, 1993
                                                     FEBRUARY 28,       ENDED AUGUST 31,      (COMMENCEMENT OF
                                                         1997         ---------------------    OPERATIONS) TO
                                                     (UNAUDITED)      1996    1995    1994    AUGUST 31, 1993
                                                   ----------------   -----   -----   -----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.24%(a)  0.25%  0.25%   0.25%             0.25%(a)
  Net Investment Income                                       3.30%(a)  3.40%  3.61%   2.37%             2.28%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interest in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, and is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended February 28, 1997, this fee amounted to $1,120,826.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. Under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1997
--------------------------------------------------------------------------------
      pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended February 28, 1997, the fee for those services amounted to $13,261.

     On November 15, 1996, the JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provide similar services and JPM Series Trust. For the six months ended February 28, 1997, the fee for these services amounted to $198,842.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $23,594 for the six months ended February 28, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,000.

JPM PIERPONT MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT CAPITAL APPRECIATION FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND

THE
JPM PIERPONT
TAX EXEMPT
MONEY MARKET
FUND

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

SEMI-ANNUAL REPORT
FEBRUARY 28, 1997